ACQUISITION (Details 6) (USD $) In Thousands, unless otherwise specified				0 Months Ended	12 Months Ended	0 Months Ended
	Mar. 31, 2014	Mar. 31, 2013	Dec. 31, 2013 Zhejiang Ailikang Hangzhou Aibo	Dec. 31, 2013 Zhejiang Ailikang	Mar. 31, 2014 Zhejiang Ailikang	Dec. 31, 2013 Zhejiang Ailikang Favorable lease contract	Dec. 31, 2013 Zhejiang Ailikang Operating license
Acquisition
Percentage of equity interest acquired				100.00%
Acquiree ownership interest in subsidiary (as a percent)			100.00%
Cash consideration				$ 1,663
Acquisition-related costs				0
Net tangible assets:
Current assets				2
Non-current assets				576
Total				578
Net tangible liabilities:
Current liabilities				(818)
Total				(818)
Intangible assets acquired						283	83
Goodwill	41,412	17,791		1,628
Deferred tax liability				(91)
Total				1,903
Total consideration				1,663
Estimated useful life						5 years 3 months 18 days	2 years 8 months 12 days
Net revenue					0
Net (loss) income					$ (158)